Notes Payable and Subordinated Borrowings - Schedule of Debt (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Series A Senior Notes [Member]
Debt Instrument [Line Items]
Effective Annual Interest Rate (as a percent)	5.16%
Carrying Value	$ 37,597
Series B Senior Notes [Member]
Debt Instrument [Line Items]
Effective Annual Interest Rate (as a percent)	5.44%
Carrying Value	$ 66,254
Series C Senior Notes [Member]
Debt Instrument [Line Items]
Effective Annual Interest Rate (as a percent)	5.64%
Carrying Value	$ 47,445
Series D Senior Notes [Member]
Debt Instrument [Line Items]
Effective Annual Interest Rate (as a percent)	5.72%
Carrying Value	$ 16,801
Senior Notes [Member]
Debt Instrument [Line Items]
Carrying Value	$ 168,097